NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Apr. 30, 2013
NONCONTROLLING INTERESTS [Abstract]
Schedule of Noncontrolling Interests - Consolidated Real Estate Entities
IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests – consolidated real estate entities in the Consolidated Statements of Operations. The Company's noncontrolling interests – consolidated real estate entities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Mendota Properties LLC	$7,236	$7,460
IRET-1715 YDR, LLC	1,003	958
IRET-Williston Garden Apartments, LLC	2,597	2,295
IRET - Jamestown Medical Building, LLC	1,396	1,471
WRH Holding, LLC	1,118	1,380
IRET-Cypress Court Apartments, LLC	1,149	0
IRET - Minot Apartments, LLC	5,937	0
IRET - WRH 1, LLC	5,619	0
Noncontrolling interests – consolidated real estate entities	$26,055	$13,564